Redeemable Noncontrolling Interest and Equity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 20, 2023	Mar. 31, 2024	Dec. 31, 2023	Jan. 24, 2024	Dec. 31, 2022
Mezzanine Equity and Equity [Line Items]
Preferred stock, shares issued
Aggregate consideration (in Dollars)		$ 15,000,000
Price per shares (in Dollars per share)		$ 13,800,000	$ 10	$ 10
Forfeited shares		500,000
Accrued rate		100.00%
Common units rate		87.03%
Distributions rate		10.00%
Preferred stock, shares authorized					1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001
Preferred stock, shares outstanding
Temporary equity, shares outstanding					27,600,000
Total number of shares outstanding			20.00%
Previously Reported [Member]
Mezzanine Equity and Equity [Line Items]
Preferred stock, shares issued
Preferred stock, shares authorized			1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares outstanding
Temporary equity, shares outstanding			1,408,555
Preferred Stock [Member]
Mezzanine Equity and Equity [Line Items]
Preferred stock, shares issued
Preferred stock, shares authorized			1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares outstanding
Class A Common Stock [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued			5,619,077		0
Price per shares (in Dollars per share)		$ 12
Voting rights		one
Common shares, shares authorized			250,000,000		250,000,000
Common shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common shares, shares outstanding			5,619,077		0
Converted shares	1,408,555
Class A Common Stock [Member] | Previously Reported [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued			5,619,077
Common shares, shares authorized			250,000,000
Common shares, par value (in Dollars per share)			$ 0.0001
Common shares, shares outstanding			5,619,077
Class A Common Stock [Member] | Sunergy Renewables LLC [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued		742,568
Class A Common Stock [Member] | Business Combination Agreement
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued		1,026,960
Class V Common Stock [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued		32,230,000
Voting rights		one
Common shares, par value (in Dollars per share)		$ 0.0001
Class V Common Stock [Member] | Sunergy Renewables LLC [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued		1,500,000
Class A Convertible Preferred Units [Member]
Mezzanine Equity and Equity [Line Items]
Voting righs discription		The Class A Convertible Preferred Unitholders have no voting rights and only have certain consent rights. However, as outlined above, the Preferred Units were issued in conjunction with Class V Units, which entitle the holders to voting rights.
Divident rate		10.00%
Optional conversion price (in Dollars per share)		$ 11
Class B Common Stock [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued			1,280,923		6,900,000
Voting rights			one
Common shares, shares authorized			25,000,000		25,000,000
Common shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common shares, shares outstanding			1,280,923		6,900,000
Converted shares	5,619,077
Share converted ratio			20.00%
Class B Common Stock [Member] | Previously Reported [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued			1,280,923
Common shares, shares authorized			25,000,000
Common shares, par value (in Dollars per share)			$ 0.0001
Common shares, shares outstanding			1,280,923
Non-redeemable Class A Ordinary Shares [Member]
Mezzanine Equity and Equity [Line Items]
Converted shares	5,619,077
Sponsor
Mezzanine Equity and Equity [Line Items]
Divident rate		30.00%
Sponsor | Class A Common Stock [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued		3,257,436
Common shares, shares outstanding			7,027,632
Sponsor PIPE Investment [Member] | Preferred Class A [Member]
Mezzanine Equity and Equity [Line Items]
Preferred stock, shares issued		1,500,000
Private Placement [Member] | Class V Common Stock [Member]
Mezzanine Equity and Equity [Line Items]
Common shares, shares issued		1,500,000